UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

       /s/ Paul Leary             London, United Kingdom          8/14/07
       ------------------------   ------------------------------  -------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        6
                                               -------------

Form 13F Information Table Value Total:        $474,183
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number      Name

      1            028-11857                 Centaurus Capital Limited
---------          ------------              -----------------------------



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
                                                  Form 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE     SHARED    NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- -------- --------- --------
ALCAN INC                          COM          13716105   99,663 1,212,000  SH        OTHER       1        0     1,212,000    0
ALCOA INC                          COM          13817101  103,513 2,556,500  SH        OTHER       1        0     2,556,500    0
EDO CORP                           COM         281347104   20,856   630,665  SH        OTHER       1        0       630,665    0
IPSCO INC                          COM         462622101  204,703 1,287,035  SH        OTHER       1        0     1,287,035    0
UNITED INDL CORP                   COM         910671106   11,674   191,100  SH        OTHER       1        0       191,100    0
ZALE CORP NEW                      COM         988858106   33,774 1,401,986  SH        OTHER       1        0     1,401,986    0
